Vessels held for sale (Details) $ in Thousands	4 Months Ended
	Apr. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Long Lived Assets Held-for-sale [Line Items]
Vessels held for sale		$ 62,072	$ 0
Nave Constellation
Long Lived Assets Held-for-sale [Line Items]
Vessel Capacity	45,281
Vessel Type	2013-built chemical tanker
Nave Universe
Long Lived Assets Held-for-sale [Line Items]
Vessel Capacity	45,513
Vessel Type	2013-built chemical tanker
Nave Constellation and Nave Universe
Long Lived Assets Held-for-sale [Line Items]
Sale price	$ 74,600
Vessels held for sale		$ 62,072